Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 22,067	$ 21,303	$ 20,658	$ 20,260	$ 16,037	$ 14,788	$ 14,421	$ 12,804	$ 11,787	$ 11,001	$ 10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,537	12,992	12,672	12,675	10,200
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 23,586	20,546	18,974	19,249	13,816	$ 14,700	$ 13,974	$ 12,757	$ 11,213	$ 10,640	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 18,873	15,451	13,672	14,337	10,507
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 15,207	$ 13,246	$ 12,233	$ 12,411	$ 8,908